Assets Held For Sale - Summary of Assets held for sale (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Assets Held for Sale Disclosure [Abstract]
Avon acquisition	R$ 199,050
Additions	25,779	[1]
Transfer to fixed assets	(29,610)	[2]
Sale	(61,760)	[3]
Exchange rate variation	R$ 47,820

[1]	During the fourth quarter of 2020, Avon made its operations in Saudi Arabia available for sale.
[2]	During the first quarter of 2020, Avon identified new circumstances that, previously, were considered unlikely and, as a result, decided not to proceed with the sale of two properties, one located in Brazil and the other, in Romania. As a result, the subsidiary reclassified such properties from “Held for sale” to “Property, plant and equipment” (“PP&E”). At the time of the reclassification, the depreciation was recorded, resulting in an immaterial impact on the financial statements.
[3]	During the third quarter of 2020, Avon complete the sale of two properties: (i) a distribution center located in Hungary, and (ii) a plant located in China.